UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2012


Check here if Amendment [ ]; Amendment Number: ____
   This Amendment (Check only one.):       [ ] is a restatement.
                                           [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        BIP GP LLC
Address:     222 Berkeley Street, 16th Floor,
             Boston, MA 02116

Form 13F File Number: 028-12910


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Georgiy Nikitin
Title: Chief Compliance Officer of BIP GP LLC
Phone: (617) 778-7780


Signature, Place, and Date of Signing:

         /s/ Georgiy Nikitin      Boston, MA           May 15, 2012
-----------------------------  ---------------------  -------------------------
          [Signature]              [City, State]      [Date]


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                              FORM 13F SUMMARY PAGE

List of Other Managers Reporting for this Manager:
Form 13F File Number:           Name:
028-12911                       Weiss Asset Management LP